Borrowings and capital resources - Carrying value and fair value information (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2018
Borrowings and capital resources
Percentage Of Debt To Capitalisation	58.00%	46.00%
Net Debt, Average	€ 30,900
Short-term borrowings	(4,270)	€ (8,513)	€ (8,513)
Long-term borrowings	(48,685)	(32,908)	(32,908)
Cash and cash equivalents.	13,637	4,674	€ 4,674
Other financial instruments	12,285	7,116
Net debt	(27,033)	(29,631)
Financial liabilities at carrying value	1,844	1,838
Currency swap contract
Borrowings and capital resources
Decrease in net debt	1,000
Fair value
Borrowings and capital resources
Financial assets at fair value	43,616	29,724
Financial liabilities at fair value	43,660	29,724
Carrying value
Borrowings and capital resources
Financial assets at carrying value	44,439	30,473
Financial liabilities at carrying value	44,439	30,473
Minimum
Borrowings and capital resources
Net debt	(27,000)
Maximum
Borrowings and capital resources
Net debt	(34,100)
Kabel Deutschland Holding AG
Borrowings and capital resources
Liabilities for amounts payable under the domination agreement		1,838,000
Derivative financial instruments included in trade and other receivables
Borrowings and capital resources
Other financial assets	3,634	2,629
Derivative financial instruments included in trade and other payables
Borrowings and capital resources
Other financial liabilities	2,444	2,383
Short term investments
Borrowings and capital resources
Other financial assets	11,095	6,870
Bonds
Borrowings and capital resources
Short-term borrowings	(53)	(3,477)
Long-term borrowings	(44,439)	(30,473)
Commercial paper
Borrowings and capital resources
Short-term borrowings	(873)	(2,712)
Put options over non-controlling interests | Kabel Deutschland Holding AG
Borrowings and capital resources
Liabilities for amounts payable under the domination agreement	1,919,000
Bank loans
Borrowings and capital resources
Short-term borrowings	(1,220)	(1,159)
Long-term borrowings	(1,780)	(2,157)
Other short-term borrowings
Borrowings and capital resources
Short-term borrowings	(2,124)	(1,165)
Cash collateral	2,011	1,070
Other long-term borrowings
Borrowings and capital resources
Long-term borrowings	(2,466)	€ (278)
Derivative instruments in designated hedge relationships
Borrowings and capital resources
Net debt	€ (1,600)